Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

The Company’s practice has been to grant annual LTI awards to employees and to grant the annual equity compensation award to non-executive directors during the CHCM Committee and Board meetings held in conjunction with the Company’s annual meeting of stockholders. The CHCM Committee generally meets in May of each year, at which time it reviews and approves the LTI plan for the coming year, approves grants of LTI awards to executive and non-executive employees, with the CEO’s award subject to approval by the independent directors of the Board, and approves, subject to the approval of the Board, grants of the annual equity awards to those non-executive directors who have been duly elected by the Company’s stockholders at the completed annual meeting of stockholders. The Board generally meets shortly after the CHCM Committee, during which meeting it reviews and approves the CEO’s LTI award and the non-executive directors’ annual equity awards.

In addition to the annual grants, equity awards may be granted at other times during the year to new hires, to employees receiving promotions and for other special circumstances. The CHCM Committee approves any such off-cycle grants to executive officers (other than awards to the CEO, which must be approved by the independent directors of the Board). The CHCM Committee has delegated to Mr. Thornberry the authority to make off-cycle awards to employees other than executive officers, subject to annual individual limits and annual aggregate limits.

We do not grant equity awards in anticipation of the release of material, nonpublic information or time the release of material, nonpublic information based on equity award grant dates, vesting events or sale events. Although permitted by our plan, we stopped granting stock options with our 2017 LTI awards and do not currently use stock options as part of our equity compensation arrangements.

Award Timing Method	In addition to the annual grants, equity awards may be granted at other times during the year to new hires, to employees receiving promotions and for other special circumstances.
Award Timing Predetermined	true
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered	We do not grant equity awards in anticipation of the release of material, nonpublic information or time the release of material, nonpublic information based on equity award grant dates, vesting events or sale events.
MNPI Disclosure Timed for Compensation Value	false